Prepayments and Advances to Suppliers, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Of Allowance For Doubtful Accounts For Advances To Suppliers [Roll Forward]
Beginning balance	$ 692,635	$ 272,858
Provision	7,609,244	386,563	$ 19,284
Foreign exchange effect	(37,082)	33,214
Ending balance	$ 8,264,797	$ 692,635	$ 272,858